Product Sales Analysis - Current Quarter	6 Months Ended
Jun. 30, 2018
Product Sales Analysis, Current Quarter
Product Sales Analysis, Current Quarter

7   PRODUCT SALES ANALYSIS – Q2 2018 (Unreviewed*)

The table below provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth.

	World			Emerging Markets			US		Europe			Established ROW
	Q2 2018	Actual	CER	Q2 2018	Actual	CER	Q2 2018	Actual	Q2 2018	Actual	CER	Q2 2018	Actual	CER
	$m	%	%	$m	%	%	$m	%	$m	%	%	$m	%	%
Oncology
Tagrisso	422	82	77	88	n/m	n/m	194	n/m	70	71	54	70	4	1
Iressa	143	4	(1)	77	13	7	6	(33)	31	11	—	29	(9)	(13)
Lynparza	150	n/m	n/m	10	n/m	n/m	83	n/m	45	36	30	12	n/m	n/m
Imfinzi	122	n/m	n/m	3	n/m	n/m	116	n/m	3	n/m	n/m	—	—	—
Calquence	12	n/m	n/m	—	—	—	12	n/m	—	—	—	—	—	—
Legacy:
Faslodex	247	—	(3)	32	19	19	125	2	59	(25)	(32)	31	63	58
Zoladex	192	8	4	101	25	23	2	(67)	34	(3)	(14)	55	(2)	(5)
Arimidex	57	6	2	36	29	29	—	n/m	7	(22)	(33)	14	(7)	(13)
Casodex	52	(4)	(9)	28	8	(4)	—	—	5	—	—	19	(17)	(17)
Others	37	23	23	9	50	50	—	—	2	—	—	26	18	18
Total Oncology	1,434	44	40	384	42	37	538	112	256	10	1	256	8	6
CVRM
Brilinta	316	16	13	72	18	15	144	13	86	23	13	14	8	—
Farxiga	340	36	34	88	52	57	139	26	78	42	25	35	30	30
Onglyza	126	(16)	(18)	41	24	21	49	(37)	24	(4)	(8)	12	(14)	(21)
Bydureon	155	6	5	7	75	125	123	6	20	—	(20)	5	(17)	(17)
Byetta	29	(33)	(35)	(1)	n/m	n/m	17	(39)	9	(10)	(10)	4	(20)	(20)
Symlin	7	(36)	(36)	—	—	—	7	(36)	—	—	—	—	—	—
Legacy:
Crestor	338	(40)	(42)	186	(1)	(4)	44	7	46	(72)	(74)	62	(62)	(64)
Seloken/Toprol-XL	173	(4)	(7)	155	13	9	8	(58)	6	(71)	(71)	4	—	—
Atacand	66	(8)	(10)	39	(5)	(2)	3	(50)	19	(10)	(19)	5	25	25
Others	73	(19)	(23)	49	(6)	(10)	(2)	n/m	18	(31)	(38)	8	(33)	(33)
Total CVRM	1,623	(9)	(11)	636	11	9	532	(1)	306	(26)	(33)	149	(40)	(42)
Respiratory
Symbicort	672	(5)	(8)	113	12	10	256	(14)	199	—	(9)	104	(3)	(6)
Pulmicort	287	27	20	212	45	37	30	(19)	23	5	(5)	22	5	—
Fasenra	65	n/m	n/m	—	—	—	48	n/m	6	n/m	n/m	11	n/m	n/m
Daliresp/Daxas	45	(6)	(8)	(1)	n/m	n/m	38	(7)	7	75	75	1	—	—
Tudorza/Eklira	39	15	12	(1)	n/m	n/m	18	29	18	—	(11)	4	n/m	n/m
Duaklir	22	38	31	1	n/m	n/m	—	—	20	33	13	1	—	—
Bevespi	8	n/m	n/m	—	—	—	8	n/m	—	—	—	—	—	—
Others	88	35	28	24	26	11	6	n/m	44	33	30	14	8	—
Total Respiratory	1,226	12	7	348	30	24	404	3	317	9	—	157	8	5
Other
Nexium	442	(26)	(28)	161	(4)	(7)	87	(57)	61	3	(5)	133	(19)	(22)
Synagis	26	(63)	(63)	—	n/m	n/m	(9)	n/m	35	(41)	(41)	—	—	—
Losec/Prilosec	76	12	4	42	20	9	3	—	20	—	(5)	11	10	10
Seroquel XR	76	(20)	(21)	22	29	35	33	(38)	17	(19)	(29)	4	—	—
Movantik/Moventig	24	(25)	(25)	1	n/m	n/m	23	(28)	—	—	-	—	—	—
Others	103	(52)	(53)	65	(40)	(44)	4	(90)	21	(54)	(54)	13	(28)	(22)
Total Other	747	(30)	(33)	291	(12)	(15)	141	(59)	154	(25)	(29)	161	(18)	(20)

TOTAL PRODUCT SALES	5,030	2	(1)	1,659	15	12	1,615	6	1,033	(10)	(17)	723	(13)	(15)